UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21986
HATTERAS MULTI-STRATEGY INSTITUTIONAL FUND, L.P.
(Exact name of registrant as specified in charter)
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)
DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)
Registrant’s telephone number, including area code: (919) 846-2324
Date of fiscal year end: MARCH 31
Date of reporting period: SEPTEMBER 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

HATTERAS MULTI-STRATEGY FUND, L.P.
HATTERAS MULTI-STRATEGY TEI FUND, L.P.
HATTERAS MULTI-STRATEGY INSTITUTIONAL FUND, L.P.
HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

Semi-ANNUAL REPORT

For the Six Months Ended September 30, 2010

Hatteras Funds

Hatteras Multi-Strategy Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2010
(Unaudited)

Hatteras Funds

As of and for the six months ended September 30, 2010 (Unaudited)

Hatteras Multi-Strategy Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

hatteras funds
(each a Delaware Limited Partnership)

Statements of Assets, Liabilities and Partners’ Capital

September 30, 2010 (Unaudited)

				Hatteras
		Hatteras	Hatteras	Multi-Strategy
	Hatteras	Multi-Strategy	Multi-Strategy	TEI
	Multi-Strategy	TEI	Institutional	Institutional
	Fund, L.P.	Fund, L.P.*	Fund, L.P.	Fund, L.P.*

Assets
Investment in Hatteras Master Fund, L.P., at fair value (cost $233,453,652, $320,955,787, $265,519,439, $618,736,793, respectively)	$225,085,559	$305,763,957	$245,313,876	$596,294,706
Cash and cash equivalents	250,000	305,000	150,000	155,000
Receivable for withdrawal from Hatteras Master Fund, L.P.	10,255,375	7,926,701	11,909,818	18,404,657
Investment in Hatteras Master Fund, L.P. paid in advance	3,785,668	4,888,811	1,611,413	33,948,533
Prepaid assets	48,124	237,681	38,732	375,259

Total Assets	$239,424,726	$319,122,150	$259,023,839	$649,178,155

Liabilities and Partners’ Capital
Withdrawals payable	$10,376,130	$8,010,379	$12,025,457	$18,481,006
Contributions received in advance	3,974,000	5,114,500	1,653,100	34,025,800
Servicing fee payable	166,598	222,250	21,427	51,248
Professional fees payable	71,894	48,203	62,779	30,796
Accounting and administration fees payable	11,644	16,410	10,783	19,815
Directors’ fees payable	1,250	1,250	1,250	1,250
Custodian fees payable	1,167	1,731	701	6,785
Other accrued expenses	38,506	41,122	48,595	33,739

Total Liabilities	14,641,189	13,455,845	13,824,092	52,650,439

Partners’ Capital	224,783,537	305,666,305	245,199,747	596,527,716

Total Liabilities and Partners’ Capital	$239,424,726	$319,122,150	$259,023,839	$649,178,155

Components of Partners’ Capital
Capital contributions (net)	$242,468,678	$333,778,684	$267,355,318	$623,123,982
Accumulated net investment loss	(16,211,083)	(21,015,790)	(6,580,277)	(12,674,007)
Accumulated net realized loss	(14,853,542)	(17,597,328)	(14,947,124)	(25,622,985)
Accumulated net unrealized appreciation/(depreciation) on investments	13,379,484	10,500,739	(628,170)	11,700,726

Partners’ Capital	$224,783,537	$305,666,305	$245,199,747	$596,527,716

Net asset value per unit	$87.42	$87.35	$88.94	$88.89
Maximum offering price per unit**	$89.17	$89.10	$88.94	$88.89
Number of authorized units	7,500,000.00	7,500,000.00	7,500,000.00	7,500,000.00
Number of outstanding units	2,571,305.62	3,499,328.05	2,756,911.93	6,710,852.92

*	Consolidated Statement. See note 1.
**	The maximum sales load for the Hatteras Multi-Strategy Fund, L.P. and the Hatteras Multi-Strategy TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.

ONE

hatteras funds
(each a Delaware Limited Partnership)

Statements of Operations

For the six months ended September 30, 2010 (Unaudited)

				Hatteras
		Hatteras	Hatteras	Multi-Strategy
	Hatteras	Multi-Strategy	Multi-Strategy	TEI
	Multi-Strategy	TEI	Institutional	Institutional
	Fund, L.P.	Fund, L.P.*	Fund, L.P.	Fund, L.P.*

Net Investment Loss Allocated from Hatteras Master Fund, L.P.
Investment income	$1,297,284	$1,721,690	$1,425,229	$3,350,944
Expenses	(1,496,706)	(1,978,925)	(1,644,509)	(3,810,471)

Net Investment Loss Allocated from Hatteras Master Fund, L.P.	(199,422)	(257,235)	(219,280)	(459,527)

Feeder Fund Investment Income
Interest	78	77	72	98
Other revenue	—	9,419	—	—

Total Fund Investment Income	78	9,496	72	98

Feeder Fund Expenses
Servicing fee	984,082	1,301,126	127,229	294,823
Accounting and administration fees	70,373	95,263	66,785	121,802
Professional fees	39,833	20,514	24,502	17,400
Insurance fees	38,819	41,957	37,102	64,076
Printing fees	35,000	44,450	22,000	39,250
Registration fees	18,835	21,619	9,700	13,900
Directors’ fees	15,000	15,000	15,000	15,000
Custodian fees	3,750	4,175	3,500	3,120
Withholding tax	—	118,823	—	197,393
Other expenses	24,989	28,250	29,750	28,999

Total Feeder Fund Expenses	1,230,681	1,691,177	335,568	795,763

Net Investment Loss	(1,430,025)	(1,938,916)	(554,776)	(1,255,192)

Net Realized Gain and change in Unrealized Depreciation on Investments Allocated from Hatteras Master Fund, L.P.
Net realized gain from investments in Adviser Funds	2,414,867	3,168,659	2,666,833	6,112,033
Net change in unrealized depreciation on investments in Adviser Funds	(1,946,573)	(2,433,028)	(2,255,987)	(4,147,150)

Net Realized Gain and change in Unrealized Depreciation on Investments in Adviser Funds Allocated from Hatteras Master Fund, L.P.	468,294	735,631	410,846	1,964,883

Net Increase/(Decrease) in Partners’ Capital Resulting from Operations	$(961,731)	$(1,203,285)	$(143,930)	$709,691

*	Consolidated Statement. See note 1.

See notes to financial statements.

TWO

hatteras funds
(each a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2010 and the six months ended September 30, 2010 (Unaudited)

				Hatteras
		Hatteras	Hatteras	Multi-Strategy
	Hatteras	Multi-Strategy	Multi-Strategy	TEI
	Multi-Strategy	TEI	Institutional	Institutional
	Fund, L.P.	Fund, L.P.*	Fund, L.P.	Fund, L.P.*

	Limited	Limited	Limited	Limited
	Partners	Partners	Partners	Partners

Partners’ Capital, at March 31, 2009	$215,164,970	$257,504,171	$202,898,487	$384,901,239
Capital contributions	34,388,550	52,754,880	56,937,218	150,151,092
Capital withdrawals	(50,685,488)	(49,546,046)	(45,028,789)	(43,858,364)
Withdrawal fees	8,623	—	10,696	28,540
Net investment loss	(4,393,525)	(5,562,790)	(2,607,955)	(5,400,454)
Net realized gain from investments in Adviser Funds	1,478,969	2,019,587	1,689,201	4,231,803
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	35,351,703	43,406,668	35,254,387	71,527,489

Partners’ Capital, at March 31, 2010**	$231,313,802	$300,576,470	$249,153,245	$561,581,345
Capital contributions	15,644,000	23,499,070	27,172,042	67,747,694
Capital withdrawals	(21,212,534)	(17,205,950)	(30,999,494)	(33,524,398)
Withdrawal fees	—	—	17,884	13,384
Net investment loss	(1,430,025)	(1,938,916)	(554,776)	(1,255,192)
Net realized gain from investments in Adviser Funds	2,414,867	3,168,659	2,666,833	6,112,033
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	(1,946,573)	(2,433,028)	(2,255,987)	(4,147,150)

Partners’ Capital, at September 30, 2010***	$224,783,537	$305,666,305	$245,199,747	$596,527,716

*	Consolidated Statement. See note 1.
**	Including accumulated net investment loss of $14,781,058, $19,076,874, $6,025,501, and $11,418,815, respectively.
***	Including accumulated net investment loss of $16,211,083, $21,015,790, $6,580,277, and $12,674,007, respectively.

See notes to financial statements.

THREE

hatteras funds
(each a Delaware Limited Partnership)

Statements of Cash Flows

For the six months ended September 30, 2010 (Unaudited)

				Hatteras
		Hatteras	Hatteras	Multi-Strategy
	Hatteras	Multi-Strategy	Multi-Strategy	TEI
	Multi-Strategy	TEI	Institutional	Institutional
	Fund, L.P.	Fund, L.P.*	Fund, L.P.	Fund, L.P.*

Cash Flows From Operating Activities:
Net increase/(decrease) in partners’ capital resulting from operations	$(961,731)	$(1,203,285)	$(143,930)	$709,691
Adjustments to reconcile net increase/(decrease) in partners’ capital resulting from operations to net cash provided by (used in) operating activities:
Purchases of interests in Hatteras Master Fund, L.P.	(14,404,874)	(21,880,392)	(26,837,867)	(67,156,822)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	21,226,919	17,662,001	30,998,959	34,236,264
Net investment loss allocated from Hatteras Master Fund, L.P.	199,422	257,235	219,280	459,527
Net realized gain from investments in Adviser Funds allocated from Hatteras Master Fund, L.P.	(2,414,867)	(3,168,659)	(2,666,833)	(6,112,033)
Net change in unrealized depreciation on investments in Adviser Funds allocated from Hatteras Master Fund, L.P.	1,946,573	2,433,028	2,255,987	4,147,150
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	(1,960,464)	3,554,534	(5,342,064)	(11,176,289)
(Increase)/Decrease in investment in Hatteras Master Fund, L.P. paid in advance	(550,737)	1,113,315	6,640,936	(25,555,232)
(Increase)/Decrease in prepaid assets	(17,559)	(208,622)	(21,521)	(365,699)
Increase/(Decrease) in withholding tax payable	—	(144,305)	—	(216,913)
Increase/(Decrease) in servicing fee payable	(3,258)	1,157	103	5,679
Increase/(Decrease) in accounting and administration fees payable	(37)	207	(67)	926
Increase/(Decrease) in professional fees payable	15,533	7,147	1,557	4,033
Increase/(Decrease) in custodian fees payable	438	(628)	407	1,846
Increase/(Decrease) in other accrued expenses	8,597	3,445	6,884	(4,121)

Net Cash Provided By (Used In) Operating Activities	3,083,955	(1,573,822)	5,111,831	(71,021,993)

Cash Flows From Financing Activities:
Capital contributions	16,167,500	22,336,495	20,530,065	93,348,734
Capital withdrawals, net of withdrawal fees	(19,251,455)	(20,760,173)	(25,641,896)	(22,326,741)

Net Cash Provided By (Used In) Financing Activities	(3,083,955)	1,576,322	(5,111,831)	71,021,993

Net Change in Cash and Cash Equivalents	—	2,500	—	—

Cash and Cash Equivalents at Beginning of Period	250,000	302,500	150,000	155,000

Cash and Cash Equivalents at End of Period	$250,000	$305,000	$150,000	$155,000

*	Consolidated Statement. See note 1.

See notes to financial statements.

FOUR

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited)

1.	Organization
The Hatteras Funds, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Multi-Strategy Fund, L.P.
Hatteras Multi-Strategy TEI Fund, L.P.
Hatteras Multi-Strategy Institutional Fund, L.P.
Hatteras Multi-Strategy TEI Institutional Fund, L.P.

The Hatteras Multi-Strategy TEI Fund, L.P. and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Multi-Strategy Offshore Fund, LDC, and Hatteras Multi-Strategy Offshore Institutional Fund, LDC, (collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Multi-Strategy TEI Fund, L.P. and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. invest in Hatteras Master Fund, L.P. (the “Master Fund” and together with the Feeder Funds, the “Funds”). The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Multi-Strategy TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Multi-Strategy Offshore Fund, LDC and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Multi-Strategy Offshore Institutional Fund, LDC. Where these Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund, for Hatteras Multi-Strategy TEI Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., it means their investment in the Master Fund through the applicable Blocker Fund.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, (the “1940 Act”) as closed-end, non-diversified, management investment companies. The investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments through investments in the six asset classes of Opportunistic Equity, Enhanced Fixed Income, Absolute Return, Real Estate, Private Equity and Energy and Natural Resources. The Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objective, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Master Fund, which is registered under the 1940 Act. The Funds are managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investors who acquire units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The percentage of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at September 30, 2010 were:

Hatteras Multi-Strategy Fund, L.P.	15.75%
Hatteras Multi-Strategy TEI Fund, L.P.	21.39%
Hatteras Multi-Strategy Institutional Fund, L.P.	17.17%
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	41.73%

FIVE

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

1.	Organization (CONTINUED)

Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of each of the Feeder Funds and the Master Fund (the “General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors for each Feeder Fund (collectively the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

2.	Significant Accounting Policies
These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Investment Valuation
The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value. Each Feeder Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards. Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b. Allocations from the Master Fund
The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c. Feeder Fund Level Income and Expenses
Interest income on any cash or cash equivalents held by the Feeder Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fees of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager. Income and expenses are recorded on an accrual basis.

d. Tax Basis Reporting
Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Adviser (“Adviser Funds”). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e. Income Taxes
For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

SIX

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (CONTINUED)

e. Income Taxes (continued)

The Feeder Funds have reviewed any potential tax positions as of September 30, 2010 and have determined that they do not have a liability for any unrecognized tax benefits. During the period ended September 30, 2010, the Feeder Funds did not incur any material interest or penalties. For returns filed for the years ended December 31, 2006 through December 31, 2009 the Feeder Funds are open to examination by U.S. federal tax authorities and state tax authorities.

f. Cash and Cash Equivalents
Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g. Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Limited Partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

3.	Allocation of Limited Partners’ Capital
Net profits or net losses of the Feeder Funds for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners in accordance with the Limited Partners’ respective investment percentages.

Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased; (4) the day on which Units are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to a Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Master Fund.

The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Each Limited Partner’s capital account will have an opening balance equal to the Limited Partner’s initial contribution to the capital of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2 percent of the contribution amount), and thereafter, will be (i) increased by the amount of any additional capital contributions by such Limited Partner; (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner’s interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

SEVEN

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

3.	Allocation of Limited Partners’ Capital (CONTINUED)

				Hatteras
		Hatteras	Hatteras	Multi-Strategy
	Hatteras	Multi-Strategy	Multi-Strategy	TEI
	Multi-Strategy	TEI	Institutional	Institutional
	Fund, L.P.	Fund, L.P.	Fund, L.P.	Fund, L.P.

Beginning Units, April 1, 2009	2,820,356.14	3,376,218.32	2,645,007.00	5,020,887.54
Purchases	416,688.52	637,684.94	685,646.49	1,816,339.17
Redemptions	(600,689.50)	(586,186.64)	(528,345.03)	(517,382.63)

Beginning Units, April 1, 2010	2,636,355.16	3,427,716.62	2,802,308.46	6,319,844.08
Purchases	180,769.41	271,240.02	308,818.53	772,616.20
Redemptions	(245,818.95)	(199,628.59)	(354,215.06)	(381,607.36)

Ending units, September 30, 2010	2,571,305.62	3,499,328.05	2,756,911.93	6,710,852.92

4.	Related Party Transactions and Other
In consideration for fund services, Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund L.P., and Hatteras Multi-Strategy TEI Institutional Fund, L.P., will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee at the annual rate of 0.85%, 0.85%, 0.10% and 0.10%, respectively, of the month-end net asset value of the applicable Feeder Fund. The Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the period ended September 30, 2010.

The Investment Manager has contractually agreed to reimburse certain expenses through July 31, 2011, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Feeder Funds, any acquired fund fees and expenses, as well as any performance allocation payable by the Feeder Funds or the Master Fund) for this period will not exceed 2.35% for the Hatteras Multi-Strategy Fund, L.P. and Hatteras Multi-Strategy TEI Fund, L.P. and 1.75% for the Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P. (the “Expense Limitation”). The agreement automatically renews for one-year terms after the initial period until terminated by the Investment Manager or the applicable Feeder Fund. The Feeder Funds will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the Expense Limitation and repay the Investment Manager such amounts, provided the Feeder Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the applicable Feeder Fund’s then effective prospectus. There were no reimbursements from the Investment Manager, nor previous reimbursements repaid to the Investment Manager, nor expenses available for reimbursement as of and for the period ended September 30, 2010.

EIGHT

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

4.	Related Party Transactions and Other (CONTINUED)

The performance allocation is calculated at the Master Fund level, and allocated to the Feeder Funds based on each Feeder Fund ownership interest in the Master Fund. The General Partner is allocated a performance allocation (calculated and accrued monthly and payable annually) equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. For the period ended September 30, 2010 there was no Performance Allocation.

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Feeder Funds’ distributor. HCD receives a distribution fee from the Investment Manager equal to 0.10% on an annualized basis of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

UMB Bank, N.A. serves as custodian of the Feeder Funds’ cash balances and provides custodial services for the Feeder Funds. J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average Limited Partners’ capital, subject to certain minimums.

At September 30, 2010, Limited Partners, who are affiliated with the Investment Manager or the General Partner, owned $220,759 (0.10% of Partners’ Capital) of Hatteras Multi-Strategy Fund, L.P., $1,299,959 (0.53% of Partners’ Capital) of Hatteras Multi-Strategy Institutional Fund, L.P., and $366,779 (0.06% of Partners’ Capital) of Hatteras Multi-Strategy TEI Institutional Fund, L.P.

5.	Risk Factors
An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the applicable Feeder Fund’s prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds’ investment objective will be met.

6.	Repurchase of Partners’ Units
The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. The Feeder Funds generally

NINE

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

6.	Repurchase of Partners’ Units (CONTINUED)

expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds’ income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner’s one year anniversary of its initial investment may be subject to a maximum 5% repurchase fee.

7.	Indemnification
In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	Financial Highlights
The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts are calculated based on each Limited Partner group taken as a whole. The General Partner’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on the timing of capital transactions.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated based on the change in net asset value during each accounting period.

TEN

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

8.	Financial Highlights (CONTINUED)

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

				Hatteras
		Hatteras	Hatteras	Multi-Strategy
	Hatteras	Multi-Strategy	Multi-Strategy	TEI
	Multi-Strategy	TEI	Institutional	Institutional
	Fund, L.P.	Fund, L.P.	Fund, L.P.	Fund, L.P.

Net Asset Value, April 1, 2009	$76.29	$76.27	$76.71	$76.66
Income from investment operations:
Net investment loss	(1.92)	(1.56)	(0.86)	(0.61)
Net realized and unrealized gain (loss) on investment transactions	13.37	12.98	13.06	12.81

Total from investment operations	$11.45	$11.42	$12.20	$12.20

Net Asset Value, April 1, 2010	$87.74	$87.69	$88.91	$88.86
Income from investment operations:
Net investment loss	(0.70)	(0.44)	(0.24)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	0.38	0.10	0.27	0.11

Total from investment operations	$(0.32)	$(0.34)	$0.03	$0.03

Net Asset Value, September 30, 2010	$87.42	$87.35	$88.94	$88.89

ELEVEN

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

8.	Financial Highlights (CONTINUED)

						For the
						Period from
	For the					April 1,
	Period Ended					2005
	September 30,					(commencement
	2010	For the Year Ended March 31,				of operations) to
Hatteras Multi-Strategy Fund, L.P.	(Unaudited)	2010	2009	2008	2007	March 31, 2006

Total return amortizing organizational expenses and before Performance Allocation	— [1]	— [1]	— [1]	— [1]	— [1]	11.72%
Organization expense	—	—	—	—	—	(1.17)%

Total return before Performance Allocation[3]	(0.37)%[5]	15.01%	(21.26)%	2.91%	8.27%	10.55%
Performance Allocation	0.00%	0.00%	(0.02)%	(0.37)%	(0.58)%	(0.09)%

Total return after amortizing organizational expenses and Performance Allocation	(0.37)%[5]	15.01%	(21.28)%	2.54%	7.69%	10.46%

Net investment loss	(1.24)%[6]	(1.90)%	(1.92)%	(1.66)%	(1.94)%	(2.79)%

Ratio of other operating expenses to average net assets[2,4]	2.26%[6]	2.29%	2.27%	2.25%	2.48%	3.58%
Ratio of bank borrowing expense to average net assets allocated from the Master Fund	0.10%[6]	0.06%	0.03%	0.05%	0.03%	0.00%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	2.36%[6]	2.35%	2.30%	2.30%	2.51%	3.58%
Performance Allocation	0.00%	0.00%	0.02%	0.26%	0.61%	1.24%

Total expenses and Performance Allocation before reimbursement from Investment Manager	2.36%[6]	2.35%	2.32%	2.56%	3.12%	4.82%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	0.00%	(0.03)%	(0.45)%

Net expenses	2.36%[6]	2.35%	2.32%	2.56%	3.09%	4.37%

Limited Partners’ capital, end of period (000’s)	$224,784	$231,314	$215,165	$237,029	$135,996	$42,122
Portfolio Turnover Rate (Master Fund)	7.40%[5]	23.12%	22.57%	9.54%	14.03%	19.35%

[1]	Organizational costs were fully expensed as of March 31, 2006.
[2]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.09%.
[3]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.
[4]	Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.
[5]	Not annualized.
[6]	Annualized.

TWELVE

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

8.	Financial Highlights (CONTINUED)

						For the
						Period from
	For the					April 1,
	Period Ended					2005
	September 30,					(commencement
	2010	For the Year Ended March 31,				of operations) to
Hatteras Multi-Strategy TEI Fund, L.P.	(Unaudited)	2010	2009	2008	2007	March 31, 2006

Total return amortizing organizational expenses and before Performance Allocation	— [1]	— [1]	— [1]	— [1]	— [1]	11.50%
Organization expense	—	—	—	—	—	(0.35)%

Total return before Performance Allocation[3]	(0.39)%[5]	14.97%	(21.35)%	2.39%	8.01%	11.15%
Performance Allocation	0.00%	0.00%	(0.01)%	(0.26)%	(0.55)%	(1.15)%

Total return after amortizing organizational expenses and Performance Allocation	(0.39)%[5]	14.97%	(21.36)%	2.13%	7.46%	10.00%

Net investment loss	(1.27)%[6]	(1.94)%	(1.99)%	(2.14)%	(2.24)%	(3.49)%

Ratio of other operating expenses to average net assets [2,4]	2.23%[6]	2.27%	2.22%	2.31%	2.52%	4.64%
Ratio of allocated bank borrowing expense to average net assets	0.10%[6]	0.06%	0.03%	0.05%	0.03%	0.00%
Ratio of withholding tax to average net assets	0.08%[6]	0.06%	0.20%	0.41%	0.32%	0.08%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	2.41%[6]	2.39%	2.45%	2.77%	2.87%	4.72%
Performance Allocation	0.00%	0.00%	0.01%	0.22%	0.62%	1.21%

Total expenses and Performance Allocation before reimbursement from Investment Manager	2.41%[6]	2.39%	2.46%	2.99%	3.49%	5.93%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	0.00%	(0.08)%	(0.87)%

Net expenses	2.41%[6]	2.39%	2.46%	2.99%	3.41%	5.06%

Limited Partners’ capital, end of period (000’s)	$305,666	$300,576	$257,504	$304,765	$129,980	$32,175
Portfolio Turnover Rate (Master Fund)	7.40%[5]	23.12%	22.57%	9.54%	14.03%	19.35%

[1]	Organizational costs were fully expensed as of March 31, 2006.
[2]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.06%.
[3]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.
[4]	Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.
[5]	Not annualized.
[6]	Annualized.

THIRTEEN

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

8.	Financial Highlights (CONTINUED)

					For the
					Period from
	For the				January 1,
	Period Ended				2007
	September 30,				(commencement
	2010	For the Year Ended March 31,			of operations) to
Hatteras Multi-Strategy Institutional Fund, L.P.	(Unaudited)	2010	2009	2008	March 31, 2007

Total return amortizing organizational expenses and before Performance Allocation	— [1]	— [1]	— [1]	— [1]	3.79%
Organization expense	—	—	—	—	(1.38)%

Total return before Performance Allocation[3]	0.03%[5]	15.90%	(20.69)%	3.37%	2.41%
Performance Allocation	0.00%	0.00%	(0.03)%	(0.15)%	(0.17)%

Total return after amortizing organizational expenses and Performance Allocation	0.03%[5]	15.90%	(20.72)%	3.22%	2.24%

Net investment loss	(0.44)%[6]	(1.12)%	(1.23)%	(1.11)%	(5.37)%

Ratio of operating expenses to average net assets[2,4]	1.46%[6]	1.51%	1.56%	1.72%	7.60%
Ratio of allocated bank borrowing expense to average net assets	0.10%[6]	0.06%	0.03%	0.05%	0.01%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	1.56%[6]	1.57%	1.59%	1.77%	7.61%
Performance Allocation	0.00%	0.00%	0.03%	0.18%	0.35%

Total expenses and Performance Allocation before reimbursement from Investment Manager	1.56%[6]	1.57%	1.62%	1.95%	7.96%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	(0.02)%	(1.12)%

Net expenses	1.56%[6]	1.57%	1.62%	1.93%	6.84%

Limited Partners’ capital, end of period (000’s)	$245,200	$249,153	$202,898	$149,882	$9,418
Portfolio Turnover Rate (Master Fund)	7.40%[5]	23.12%	22.57%	9.54%	14.03%

[1]	Organizational costs were fully expensed as of March 31, 2007.
[2]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.09%.
[3]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.
[4]	Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.
[5]	Not annualized.
[6]	Annualized.

FOURTEEN

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (continued)

8.	Financial Highlights (CONTINUED)

					For the
					Period from
	For the				January 1,
	Period Ended				2007
	September 30,				(commencement
	2010	For the Year Ended March 31,			of operations) to
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	(Unaudited)	2010	2009	2008	March 31, 2007

Total return amortizing organizational expenses and before Performance Allocation	— [1]	— [1]	— [1]	— [1]	2.51%
Organization expense	—	—	—	—	(2.07)%

Total return before Performance Allocation[3]	0.03%[5]	15.91%	(20.79)%	3.09%	0.44%
Performance Allocation	0.00%	0.00%	(0.05)%	(0.09)%	(0.15)%

Total return after amortizing organizational expenses and Performance Allocation	0.03%[5]	15.91%	(20.84)%	3.00%	0.29%

Net investment loss	(0.43)%[6]	(1.11)%	(1.35)%	(1.44)%	(10.38)%

Ratio of operating expenses to average net assets[2,4]	1.40%[6]	1.44%	1.50%	1.67%	12.74%
Ratio of allocated bank borrowing expense to average net assets	0.10%[6]	0.06%	0.03%	0.05%	0.01%
Ratio of withholding tax to average net assets	0.07%[6]	0.05%	0.19%	0.36%	0.25%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	1.57%[6]	1.55%	1.72%	2.08%	13.00%
Performance Allocation	0.00%	0.00%	0.05%	0.14%	0.59%

Total expenses and Performance Allocation before reimbursement from Investment Manager	1.57%[6]	1.55%	1.77%	2.22%	13.59%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	(0.03)%	(1.42)%

Net expenses	1.57%[6]	1.55%	1.77%	2.19%	12.17%

Limited Partners’ capital, end of period (000’s)	$596,528	$561,581	$384,901	$209,737	$4,047
Portfolio Turnover Rate (Master Fund)	7.40%[5]	23.12%	22.57%	9.54%	14.03%

[1]	Organizational costs were fully expensed as of March 31, 2007.
[2]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.07%.
[3]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.
[4]	Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.
[5]	Not annualized.
[6]	Annualized.

FIFTEEN

hatteras funds
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the six months ended September 30, 2010 (Unaudited) (concluded)

9.	Subsequent Events
Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except the following: effective October 1, 2010 and November 1, 2010, there were additional capital contributions to the Feeder Funds of the following amounts:

October 1, 2010
Hatteras Multi-Strategy Fund, L.P.	$3,974,000
Hatteras Multi-Strategy TEI Fund, L.P.	$5,114,500
Hatteras Multi-Strategy Institutional Fund, L.P.	$1,653,100
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$34,025,800

November 1, 2010
Hatteras Multi-Strategy Fund, L.P.	$8,887,000
Hatteras Multi-Strategy TEI Fund, L.P.	$5,012,580
Hatteras Multi-Strategy Institutional Fund, L.P.	$2,851,000
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$3,441,511

In addition, since October 1, 2010, the board accepted the following tender requests which will be effective as of December 31, 2010:

Hatteras Multi-Strategy Fund, L.P.	$16,015,513
Hatteras Multi-Strategy TEI Fund, L.P.	$13,155,059
Hatteras Multi-Strategy Institutional Fund, L.P.	$26,209,064
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$34,132,299

SIXTEEN

hatteras funds
(each a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, as of September 30, 2010, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Feeder Funds’ statements of additional information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

			Principal Occupation(s)
			During Past 5 Years	Number of
	Position(s) Held		and Other	Portfolios in Fund
Name &	with the	Length of	Directorships	Complex Overseen
Date of Birth	Feeder Funds	Time Served	Held by Director	by Director

INTERESTED DIRECTOR

David B. Perkins* July 18, 1962	President and Chairman of the Board of Directors of each Fund in the Fund Complex	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15

INDEPENDENT DIRECTORS

H. Alexander Holmes May 4, 1942	Director; Audit Committee Member of each Fund in the Fund Complex	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15

Steve E. Moss February 18, 1953	Director; Audit Committee Member of each Fund in the Fund Complex	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15

Gregory S. Sellers May 5, 1959	Director; Audit Committee Member of each Fund in the Fund Complex	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15

Daniel K. Wilson June 22, 1948	Director; Audit Committee Member of each Fund in the Fund Complex	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004-2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*	Mr. Perkins is deemed to be an “interested” Director of the Feeder Funds because of his affiliations with the Investment Manager.

SEVENTEEN

hatteras funds
(each a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2010, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Principal
Occupation(s) During
			Past 5 Years	Number of
	Position(s) Held		and Other	Portfolios in Fund
Name &	with the	Length of Time	Directorships	Complex Overseen
Date of Birth	Feeder Funds	Served	Held by Officer	by Officer

OFFICERS

J. Michael Fields, July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008	Prior to becoming Secretary of each of the funds in the Fund Complex, Mr. Fields was the Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.	N/A

Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.	N/A

Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.	N/A

EIGHTEEN

hatteras funds
(each a Delaware Limited Partnership)

Other Information
(Unaudited)

Proxy Voting
For free information regarding how the Master Fund voted proxies during the period ended June 30, 2010 or to obtain a free copy of the Master Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules
The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Feeder Funds’ Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NINETEEN

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2010
(Unaudited)

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)

As of and for the six months ended September 30, 2010 (Unaudited)

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2010 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL
Percentages are as follows:

Investments in Adviser Funds — (100.75)%	Cost	Fair Value

Absolute Return — (15.48)%
7X7 Institutional Partners, L.P.[a,b,c]	$20,000,000	$19,748,823
Broad Peak Fund, L.P.[a,b]	12,000,000	11,870,621
Citadel Derivatives Group Investors LLC[a,b]	3,413,210	5,691,898
Citadel Wellington, LLC (Class A)[a,b]	28,740,360	26,962,008
Courage Special Situations Fund, L.P.[a,b]	9,827,675	11,271,880
D.E. Shaw Composite Fund, LLC[a,b]	18,909,900	21,215,192
Eton Park Fund, L.P.[a,b]	19,000,000	20,007,698
JANA Partners Qualified, L.P.[a,b,e]	92,329	21,647
Marathon Fund, L.P.[a,b,e]	5,181,044	3,619,094
Montrica Global Opportunities Fund, L.P.[a,b]	3,755,438	3,216,415
OZ Asia, Domestic Partners L.P.[b,e]	1,310,906	1,284,891
Paulson Advantage, L.P.[a,b,c]	14,207,995	19,102,715
Paulson Partners Enhanced, L.P.[a,b,c]	7,000,000	14,442,035
Perry Partners, L.P.[a,b]	9,287,062	9,648,782
Pipe Equity Partners[a,b,e]	17,542,381	11,538,818
Pipe Select Fund, LLC[a,b]	9,929,004	12,730,106
Standard Investment Research Hedge Equity Fund, L.P.[a,b]	20,000,000	22,364,752
Stark Investments, L.P.[a,b]	6,518,956	5,813,528
Stark Select Asset Fund LLC[a,b,e]	739,710	703,885

Total Absolute Return		221,254,788

Energy and Natural Resources — (13.60)%

Investment in Limited Partnership Interests
Arclight Energy Partners Fund III, L.P.[a,b]	4,229,450	4,356,981
Arclight Energy Partners Fund IV, L.P.[b]	3,532,203	3,455,645
Black River Commodity MS Fund, L.P.[a,b,e]	463,426	460,637
Bluegold Global Fund, L.P.[a,b]	10,000,000	9,823,275
Cadent Energy Partners II, L.P.[b]	4,401,411	3,541,566

See notes to financial statements.

ONE

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2010 (Unaudited) (continued)

Energy and Natural Resources — (13.60)% (continued)	Cost	Fair Value

Camcap Resources, L.P.[a,b,e]	$540,183	$437,770
Canaan Natural Gas Fund X, L.P.[a,b]	2,714,250	784,495
Chilton Global Natural Resources Partners, L.P.[a,b]	24,000,000	24,518,127
EnerVest Energy Institutional Fund XI-A, L.P.[b]	6,685,565	4,784,359
EnerVest Energy Institutional Fund X-A, L.P.[b]	2,178,934	2,914,840
Goldfinch Capital Management, L.P.[a,b]	15,000,000	14,326,370
Intervale Capital Fund, L.P.[b]	4,358,179	4,430,000
Merit Energy Partners F-II, L.P.[a,b]	1,032,678	990,327
Natural Gas Partners Energy Tech, L.P.[b]	859,504	953,909
Natural Gas Partners IX, L.P.[a,b]	4,908,548	4,679,217
Natural Gas Partners VIII, L.P.[a,b]	4,071,329	4,155,586
NGP Energy Technology Partners II, L.P.[a,b]	1,308,986	1,267,626
NGP Midstream & Resources Offshore Holdings Fund, L.P.[b]	2,457,841	2,437,857
NGP Midstream & Resources, L.P.[b]	3,649,736	3,582,603
Ospraie Special Opportunities Fund, L.P.[a,b,e]	4,555,681	4,622,852
Pine Brook Capital Partners, L.P.[b]	3,315,211	2,892,000
Quantum Energy Partners IV, L.P.[b]	2,464,779	1,477,186
Quantum Energy Partners V, L.P.[a,b]	1,666,532	617,484
Sentient Global Resources Fund III, L.P.[a,b]	9,899,558	15,836,555
Southport Energy Plus Partners, L.P.[a,b,c]	19,814,148	24,670,751
The Clive Fund, L.P.[a,b]	15,000,000	14,958,144
Touradji Global Resources Fund, L.P.[a,b,c]	11,570,063	13,305,297
Touradji Global Resources Holdings, LLC[a,b,e]	3,434,008	3,002,879
TPF II, L.P.[b]	9,065,739	8,164,089
Urban Oil and Gas Partners A-1, L.P.[b]	1,585,948	1,664,542

Total Investment in Limited Partnership Interests		183,112,969

Investment in Exchange Traded Funds
ETF — Market Vectors Gold Miners	5,065,634	5,593,000
ETF — Oil Services Holders Trust Depositary Receipt	4,979,358	5,600,925

Total Investment in Exchange Traded Funds		11,193,925

Total Energy and Natural Resources		194,306,894

Enhanced Fixed Income — (23.80)%

Investment in Limited Partnership Interests
Alden Global Distressed Opportunities Fund, L.P.[a,b]	20,000,000	17,139,881
Anchorage Capital Partners, L.P.[a,b]	30,000,000	30,444,300
Anchorage Crossover Credit Fund II, L.P.[a,b]	5,736,987	7,771,129
BDCM Partners I, L.P.[a,b]	31,500,000	29,357,258
Bell Point Credit Opportunities Fund, L.P.[a,b]	10,000,000	10,138,539
Contrarian Capital Fund I, L.P.[a,b]	12,522,723	15,713,877
CPIM Structured Credit Fund 1000, L.P.[a,b,e]	406,325	77,000
Drawbridge Special Opportunities Fund, L.P.[a,b,e]	10,918,715	12,322,528

See notes to financial statements.

TWO

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2010 (Unaudited) (continued)

Enhanced Fixed Income — (23.80)% (continued)	Cost	Fair Value

Fortress VRF Advisors I, LLC[a,b,e]	$8,092,619	$1,709,165
Halcyon European Structured Opportunities Fund, L.P.[a,b,e]	1,288,192	585,885
Harbinger Capital Partners Fund I, L.P.[a,b]	14,567,661	12,832,360
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b]	20,000,000	20,953,410
Marathon Special Opportunity Fund, L.P.[a,b]	7,534,863	7,837,155
McDonnell Loan Opportunity Fund[a,b]	10,000,000	5,667,442
MKP Credit, L.P.[a,b]	25,000,000	26,808,931
Morgan Rio Capital Fund, L.P.[a,b]	7,000,000	7,688,296
Ore Hill Fund II (SLV-1), L.P.[a,b,e]	208,623	192,841
Prospect Harbor Credit Partners, L.P.[a,b]	20,000,000	15,367,228
Providence MBS Fund, L.P.[a,b]	8,000,000	8,345,551
Senator Global Opportunity Fund, L.P.[a,b]	30,000,000	30,442,438
Silverback Opportunistic Convertible Fund, LLC[a,b]	1,376,219	2,508,594
Strategic Value Restructuring Fund, L.P.[a,b]	15,428,312	16,134,575
The Rohatyn Group Local Currency Opportunity Partners, L.P.[a,b]	13,164,765	14,513,950
Waterstone Market Neutral Fund, L.P.[a,b]	14,864,513	25,011,547

Total Investment in Limited Partnership Interests		319,563,880

Investment in Mutual Funds
Mutual Fund — Doubleline Total Return Bond Fund	10,000,000	10,225,602
Mutual Fund — Fidelity Floating Rate High Income Fund	10,000,000	10,235,529

Total Investment in Mutual Funds		20,461,131

Total Enhanced Fixed Income		340,025,011

Opportunistic Equity — (26.99)%

Algebris Global Financials Fund, L.P.[a,b,c]	18,035,735	19,796,075
Artis Partners 2X (Institutional), L.P.[a,b,c]	7,958,246	16,848,744
Asian Century Quest Fund (QP), L.P.[a,b,c]	14,364,157	16,384,839
Biomedical Value Fund, L.P.[a,b]	15,500,000	13,490,638
Brevan Howard Emerging Markets Strategies Fund, L.P.[a,b,c]	15,000,000	14,862,559
Brevan Howard, L.P.[a,b,c]	20,000,000	20,409,812
CCM SPV II, LLC[a,b,e]	191,047	228,770
CRM Windridge Partners, L.P.[a,b,c]	14,522,017	17,549,323
D.E. Shaw Oculus Fund, LLC[a,b]	13,517,760	18,674,511
Drawbridge Global Macro Fund, L.P.[a,b,e]	98,934	83,257
Ellerston Global Equity Managers Fund (U.S.), L.P.[a,b,e]	235,150	301,557
GMO Mean Reversion Fund (onshore)[a,b]	6,770,065	8,434,530
Gracie Capital, L.P.[a,b,e]	305,871	180,036
HealthCor, L.P.[a,b]	13,537,066	20,319,095
Miura Global Partners II, L.P.[a,b,c]	18,023,696	17,886,692
Penta Asia Domestic Partners, L.P.[a,b]	17,026,379	8,736,966
R.G. Niederhoffer Global Fund, L.P. Ia,b	15,000,000	13,632,525
Samlyn Onshore Fund, L.P.[a,b,c]	31,000,000	40,554,158

See notes to financial statements.

THREE

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2010 (Unaudited) (continued)

Opportunistic Equity — (26.99)% (continued)	Cost	Fair Value

Sansar Capital Master Fund, L.P. Subsidiaries[a,b,e]	$215,680	$317,538
Sansar Capital, L.P.[a,b]	8,234,413	5,203,546
SCP Ocean Fund, L.P.[a,b]	9,002,947	13,153,046
SCP Sakonnet Fund, L.P.[a,b]	10,000,000	9,665,663
Sloane Robinson (Class C) International[a,b,c]	7,457,674	9,659,729
Sloane Robinson (Class G) Emerging[a,b,c]	12,281,970	18,641,700
TT Mid-Cap Europe Long/Short Fund Limited[a,b,c]	22,500,000	24,722,758
Valiant Capital Partners, L.P.[a,b,c]	18,647,021	28,408,247
Viking Global Equities, L.P.[a,b,c]	17,881,914	21,101,668
Visium Balanced Fund, L.P.[a,b]	3,969,942	5,842,174
Visium Special Holdings, LLC (Class A)[a,b,e]	175,331	286,867
Visium Special Holdings, LLC (Class B)[a,b,e]	143,851	220,828

Total Opportunistic Equity		385,597,851

Private Equity — (12.82)%	Cost	Fair Value

ABRY Advanced Securities Fund, L.P.[a,b]	5,046,884	5,880,910
ABRY Partners VI, L.P.[a,b]	6,001,440	7,046,980
Accel-KKR Capital Partners III, L.P.[b]	2,563,548	2,293,000
Actis Umbrella Fund, L.P.[a,b]	2,685,658	2,079,000
BDCM Opportunity Fund II, L.P.[b]	2,980,845	3,520,399
Brazos Equity Fund II, L.P.[b]	3,193,817	2,756,099
Brazos Equity Fund III, L.P.[b]	1,692,054	1,250,091
Carlyle Japan Fund II, L.P.[a,b]	973,255	744,913
Carlyle Partners V, L.P.[a,b]	4,550,278	4,541,436
CDH Venture Partners II, L.P.[b]	2,235,841	1,925,845
CDH Venture Partners IV, L.P.[a,b]	604,629	483,034
Claremont Creek Ventures II, L.P.[a,b]	712,500	485,759
Claremont Creek Ventures, L.P.[a,b]	1,460,416	1,242,766
Crosslink Crossover Fund IV, L.P.[a,b]	3,345,919	5,003,307
Crosslink Crossover Fund V, L.P.[a,b]	9,495,464	10,627,264
CX Partners Fund Limited[b]	1,400,660	1,243,000
Dace Ventures I, L.P.[a,b]	1,843,464	1,476,721
Darwin Private Equity I, L.P.[b]	4,228,205	3,330,770
Encore Consumer Capital Fund, L.P.[a,b]	3,193,329	3,000,608
Exponent Private Equity Partners II, L.P.[a,b]	3,381,204	2,804,827
Fairhaven Capital Partners, L.P.[a,b]	2,005,705	1,379,634
Gavea Investment Fund II, L.P.[a,b]	2,500,000	3,694,009
Gavea Investment Fund III, L.P.[a,b]	17,000,000	25,491,425
Great Point Partners I, L.P.[a,b]	1,584,462	1,487,439
Halifax Capital Partners II, L.P.[b]	1,793,613	1,712,350
Hancock Park Capital III, L.P.[a,b]	3,000,000	2,504,262
Healthcor Partners Fund, L.P.[a,b]	1,776,474	1,398,944
Hillcrest Fund, L.P.[b]	3,313,940	2,590,897

See notes to financial statements.

FOUR

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2010 (Unaudited) (continued)

Private Equity — (12.82)% (continued)	Cost	Fair Value

Hony Capital Fund 2008, L.P.[a,b]	$2,614,121	$2,137,729
Integral Capital Partners VII, L.P.[a,b]	1,310,515	1,510,308
Integral Capital Partners VIII, L.P.[a,b]	10,000,000	8,566,486
J.C. Flowers III, L.P.[a,b]	540,489	676,206
Lighthouse Capital Partners VI, L.P.[a,b]	4,175,000	4,350,987
Mid Europa Fund III, L.P.[a,b]	3,418,382	3,120,702
New Horizon Capital III, L.P.[b]	3,654,798	3,748,285
OCM European Principal Opportunities Fund, L.P.[a,b]	3,316,233	4,827,692
OCM Mezzanine Fund II, L.P.[a,b]	4,210,161	4,062,817
Orchid Asia IV, L.P.[a,b]	4,006,690	5,262,739
Private Equity Investment Fund V, L.P.[b]	2,937,096	2,433,380
Private Equity Investors Fund IV, L.P.[b]	3,321,515	2,763,169
Roundtable Healthcare Partners II, L.P.[b]	2,272,675	987,030
Saints Capital VI, L.P.[b]	4,985,732	4,698,188
Sanderling Venture Partners VI Co-Investment Fund, L.P.[a,b]	766,178	790,133
Sanderling Venture Partners VI, L.P.[a,b]	837,884	1,166,702
Sentinel Capital Partners IV, L.P.[a,b]	996,177	1,078,889
Sovereign Capital Limited Partnership III[a,b]	339,228	251,417
Sterling Capital Partners II, L.P.[b]	1,773,642	1,855,020
Sterling Capital Partners III, L.P.[a,b]	2,944,866	2,893,513
Sterling Group Partners III, L.P.[a,b]	167,794	0
Strategic Value Global Opportunities Fund I-A, L.P.[a,b]	4,515,614	4,574,104
Tenaya Capital V, L.P.[a,b]	2,674,583	2,491,427
The Column Group, L.P.[a,b]	2,363,825	2,365,557
The Founders Fund III, L.P.[a,b]	500,000	447,981
The Raptor Private Holdings, L.P.[a,b,e]	1,325,387	1,044,852
Trivest Fund IV, L.P.[a,b]	2,781,278	3,565,005
VCFA Private Equity Partners IV, L.P.[b]	1,393,210	1,287,930
VCFA Venture Partners V, L.P.[a,b]	5,282,208	4,524,656
Voyager Capital Fund III, L.P.[a,b]	1,293,622	1,128,963
Westview Capital Partners II, L.P.[a,b]	2,081,347	1,811,873
Zero2IPO China Fund II, L.P.[a,b]	1,023,273	820,700

Total Private Equity		183,240,129

Real Estate — (8.06)%

Arminius Moat, L.P.[b]	5,014,467	5,205,232
Benson Elliot Real Estate Partners II, L.P.[a,b]	4,488,280	2,109,176
Carlyle Realty Distressed RMBS Partners, L.P.[b]	13,060,213	16,910,931
Colony Investors VII, L.P.[a,b]	3,063,389	1,107,300
Colony Investors VIII, L.P.[a,b]	7,699,547	2,851,900
DaVinci Corporate Opportunity Partners, L.P.[a,b]	3,826,894	318,577
Forum European Realty Income III, L.P.[a,b]	2,459,625	1,666,274
Garrison Opportunity Fund, LLC[a,b]	4,853,558	5,704,696

See notes to financial statements.

FIVE

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2010 (Unaudited) (continued)

Real Estate — (8.06)% (continued)	Cost	Fair Value

Greenfield Acquisition Partners V, L.P.[a,b]	$4,136,818	$3,598,525
GTIS Brazil Real Estate Fund, L.P.[a,b]	3,665,751	4,606,661
New City Asia Partners(T), L.P.[a,b]	6,838,785	6,376,323
Northwood Real Estate Co-Investors[b]	697,499	677,000
Northwood Real Estate Partners[b]	1,622,394	1,281,000
Oak Hill REIT Plus Fund, L.P.[a,b]	7,471,061	8,193,703
ORBIS Real Estate Fund Ia,b	3,080,009	2,227,615
Patron Capital, L.P. III[a,b]	3,284,982	2,736,640
Phoenix Real Estate Fund PTE Limited[b]	6,455,285	6,869,097
Rockwood Capital Real Estate Partners Fund VII, L.P.[a,b]	4,976,094	1,246,119
Security Capital-Preferred Growth LLC[b,e]	1,371,234	487,629
Square Mile Partners III, L.P.[a,b]	4,578,258	4,207,929
TCW Special Mortgage Credits Fund II, L.P.[a,b]	15,372,435	24,512,667
Transwestern Mezzanine Realty Partners II, LLC[b]	2,264,600	576,700
Transwestern Mezzanine Realty Partners III[a,b]	3,352,576	1,736,972
WCP Real Estate Fund I, L.P.[a,b]	4,823,940	4,095,046
WCP Real Estate Strategies Fund, L.P.[a,b,e]	9,221,489	5,915,612

Total Real Estate		115,219,324

Total investments in Adviser Funds (cost $1,371,538,545)		1,439,643,997

Short-Term Investments — (2.22)%
Federated Prime Obligations Fund # 10, 0.22%[d]	31,660,050	31,660,050

Total Short-Term Investments (cost $31,660,050)		31,660,050

Total Investments (cost $1,403,198,595) — (102.97)%		1,471,304,047
Liabilities in excess of other assets — (-2.97)%		(42,375,472)

Partners’ capital — 100.00%		$1,428,928,575

[a]	Non-income producing.
[b]	Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	Securities held in custody by US Bank N.A., as collateral for a credit facility (see Note 8). The total cost and fair value of these securities was $290,264,636 and $358,095,925, respectively.

[d]	The rate shown is the annualized 7-day yield as of September 30, 2010.

[e]	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.

Total cost and fair value of restricted Adviser Funds as of September 30, 2010 was $1,371,538,545 and $1,439,643,997, respectively.

See notes to financial statements.

SIX

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

September 30, 2010 (Unaudited)

Assets
Investments in Adviser Funds, at fair value (cost $1,371,538,545)	$1,439,643,997
Investments in short-term investments, at fair value (cost $31,660,050)	31,660,050
Cash	37,497
Investment in Adviser Funds paid in advance	56,399,340
Receivable from redemption of Adviser Funds	2,962,458
Prepaid assets	18,880

Total Assets	$1,530,722,222

Liabilities and Partners’ Capital
Contributions received in advance	$44,234,426
Withdrawals payable	55,484,584
Due to Fund Advisers	50,455
Management fee payable	1,237,978
Professional fees payable	219,785
Risk management fees payable	209,858
Line of credit fees payable	192,934
Accounting and administration fees payable	94,433
Printing fees payable	48,160
Custodian fees payable	17,795
Withholding tax payable	103
Other expenses payable	3,136

Total Liabilities	101,793,647

Partners’ Capital	1,428,928,575

Total Liabilities and Partners’ Capital	$1,530,722,222

Components of Partners’ Capital
Capital contributions (net)	1,474,875,060
Accumulated net investment loss	(34,392,589)
Accumulated net realized loss	(79,659,348)
Accumulated net unrealized appreciation on investments	68,105,452

Partners’ Capital	$1,428,928,575

See notes to financial statements.

SEVEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Statement of Operations

For the six months ended September 30, 2010 (Unaudited)

Investment Income
Dividends	$8,152,858

Total Investment Income	8,152,858

Operating Expenses
Management fee	7,241,100
Line of credit fees	666,398
Accounting and administration fees	539,998
Risk management expense	383,300
Professional fees	286,323
Interest expense	78,950
Custodian fees	59,926
Printing fees	16,800
Compliance consulting fees	15,000
Insurance expense	6,079
Other expenses	54,156

Total Operating Expenses	9,348,030

Net Investment Loss	(1,195,172)

Net Realized Gain and change in Unrealized Depreciation on Investments in Adviser Funds
Net realized gain from investments in Adviser Funds	15,026,440
Net change in unrealized depreciation on investments in Adviser Funds	(11,382,082)

Net Realized Gain and change in Unrealized Depreciation on Investments in Adviser Funds	3,644,358

Net Increase in Partners’ Capital Resulting from Operations	$2,449,186

See notes to financial statements.

EIGHT

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2010 and the six months ended September 30, 2010 (Unaudited)

Limited
Partners’ Capital*

Partners’ Capital, at March 31, 2009	$1,149,124,025
Capital contributions	287,748,673
Capital withdrawals	(222,834,766)
Net investment loss	(11,036,943)
Net realized gain from investments in Adviser Funds	9,694,603
Net change in unrealized appreciation on investments in Adviser Funds	198,473,425

Partners’ Capital, at March 31, 2010**	$1,411,169,017
Capital contributions	130,279,954
Capital withdrawals	(114,969,582)
Net investment loss	(1,195,172)
Net realized gain from investments in Adviser Funds	15,026,440
Net change in unrealized depreciation on investments in Adviser Funds	(11,382,082)

Partners’ Capital, at September 30, 2010***	$1,428,928,575

*	As the General Partner does not own an interest in the Master Fund, the Limited Partners’ capital represents total capital of the Master Fund.

**	Including accumulated net investment loss of $33,197,417.

***	Including accumulated net investment loss of $34,392,589.

See notes to financial statements.

NINE

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Statement of Cash Flows

For the six months ended September 30, 2010 (Unaudited)

Cash Flows From Operating Activities:
Net increase in partners’ capital resulting from operations	$2,449,186
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Purchase of Adviser Funds	(187,013,095)
Proceeds from redemptions of Adviser Funds	121,290,376
Net realized gain from investments in Adviser Funds	(15,026,440)
Net change in unrealized depreciation on investments in Adviser Funds	11,382,082
Net purchases of short-term investments	(17,701,392)
Increase in investments in Adviser Funds paid in advance	(23,336,266)
Decrease in receivable from redemption of Adviser Funds	53,396,449
Decrease in dividends and interest receivable	2,064
Increase in prepaid assets	(18,880)
Increase in due to the Adviser Funds	50,455
Increase in management fee payable	31,182
Decrease in professional fees payable	(14,398)
Increase in accounting and administration fees payable	8,388
Increase in custodian fees payable	9,161
Increase in printing fees payable	12,113
Increase in line of credit fees payable	28,512
Decrease in other expenses payable	(2,532)
Increase in risk management fees payable	58,265

Net Cash Used in Operating Activities	(54,394,770)

Cash Flows From Financing Activities:
Capital contributions	148,631,672
Capital withdrawals	(95,342,194)
Line of credit borrowings	35,000,000
Line of credit repayments	(35,000,000)

Net Cash Provided By Financing Activities	53,289,478

Net Change in Cash and Cash Equivalents	(1,105,292)

Cash and Cash Equivalents at Beginning of Period	1,142,789

Cash and Cash Equivalents at End of Period	$37,497

Supplemental Disclosure of Interest Expense Paid	$78,950

See notes to financial statements.

TEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited)

1.	Organization
Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments through investments in the six asset classes of Opportunistic Equity, Enhanced Fixed Income, Absolute Return, Real Estate, Private Equity, and Energy and Natural Resources. The Master Fund’s secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objective, the Master Fund provides its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading Advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser either by becoming a participant in an investment vehicle operated by the Adviser (an “Adviser Fund”) which includes exchange traded funds (“ETFs”), hedge funds, and investment funds or by placing assets in an account directly managed by the Adviser.

Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the “General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors (the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

2.	Significant Accounting Policies
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting
The Master Fund’s accounting and reporting policies conform with accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.	Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments
Investments held by the Master Fund include:

•	Investments in Adviser Funds — The Master Fund will value interests in the Adviser Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of

ELEVEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (CONTINUED)

c.	Valuation of Investments (continued)

management and performance incentive fees or allocations payable to the Adviser Funds’ investment managers as required by the Adviser Funds’ offering documents. If the Investment Manager determines that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued less frequently than the calculation of the Master Fund’s net asset value. Therefore, the reported performance of the Adviser Fund may lag the reporting period of the Master Fund. The Investment Manager has established procedures for reviewing the effect on the Master Fund’s net asset value due to this lag in reported performance of the Adviser Funds.

•	Investments in Exchange Traded Funds — Securities traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.)

•	Level 3—significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

TWELVE

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (CONTINUED)

c.	Valuation of Investments (continued)

	Level 1	Level 2	Level 3	Total

Absolute Return	$—	$135,892,482	$85,362,306	$221,254,788
Energy and Natural Resources	11,193,925	88,296,667	94,816,302	194,306,894
Enhanced Fixed Income	20,461,131	137,010,266	182,553,614	340,025,011
Opportunistic Equity	—	281,206,860	104,390,991	385,597,851
Private Equity	—	—	183,240,129	183,240,129
Real Estate	—	8,193,703	107,025,621	115,219,324
Short-Term Investment	31,660,050	—	—	31,660,050

Total	$63,315,106	$650,599,978	$757,388,963	$1,471,304,047

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance		Change in			Balance
	as of		Unrealized			as of
	March 31,	Net Realized	Appreciation/	Gross	Gross	September 30,
Investments	2010	Gain (Loss)	(Depreciation)	Purchases	Sales	2010

Absolute Return	$92,378,347	$(1,110,344)	$127,958	$1,072,310	$(7,105,965)	$85,362,306
Energy & Natural Resources	80,693,617	(4,784)	2,906,565	13,850,990	(2,630,086)	94,816,302
Enhanced Fixed Income	193,782,504	12,231,821	(8,422,625)	25,000,000	(40,038,086)	182,553,614
Opportunistic Equity	107,062,127	1,647,940	(144,875)	1,335,105	(5,509,306)	104,390,991
Private Equity	163,411,376	718,397	13,225	31,206,375	(12,109,244)	183,240,129
Real Estate	94,576,160	(131,320)	9,073,123	11,503,323	(7,995,665)	107,025,621

Total Investments	$731,904,131	$13,351,710	$3,553,371	$83,968,103	$(75,388,352)	$757,388,963

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Statement of Operations.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $49,625,191, have imposed gates or suspended redemptions. Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to September 2010. It is generally not known when these restrictions will be lifted.

In September 2009, the Financial Accounting Standards Board issued Accounting Standards Update 2009-12 to ASC 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASU 2009-12”), which became effective for interim and annual periods ending after December 15, 2009. ASU 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not

THIRTEEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (CONTINUED)

c.	Valuation of Investments (continued)

limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2010, that may qualify for these valuations are shown in the table below.

		Fair	Unfunded			Notice	Redemption
		Value	Commitments	Remaining	Redemption	Period	Restrictions
Investment Category	Investment Strategy	(in 000’s)	(in 000’s)	Life*	Frequency*	(in Days)*	Terms *

Opportunistic Equity(a)	Investments in a variety of global markets across all security types.	$385,598	N/A	N/A	Monthly-Annually	5-120	0-3 years; Up to 6% redemption fee

Enhanced Fixed Income(b)	Investments in non-traditional fixed income securities.	$340,025	N/A	N/A	Monthly- Rolling 3 years	0-185	0-3 years; Up to 5% redemption fee

Absolute Return(c)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$221,255	N/A	N/A	Monthly-Annually	0-92	0-2 years; Up to 6% redemption fee

Energy & Natural Resources(d)	Investments with exposure to non-energy natural resources.	$194,307	$110,522	Up to 10 years	Quarterly	90-180	0-10 years; Up to 3% redemption fee

Private Equity(e)	Investments in nonpublic companies.	$183,240	$221,896	Up to 10 years	N/A	45-180	0-10 years; Up to 3% redemption fee

Real Estate(f)	Investments in REIT’s, private partnerships, and various real estate related mortgage securities.	$115,219	$74,888	Up to 10 years	Monthly-Quarterly	45-60	0-10 years; Up to 3% redemption fee

*	The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

(a)	This category includes Adviser Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. Adviser Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and commodity trading advisors (“CTA’s”).
(b)	This category includes Adviser Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(c)	This category includes Adviser Funds that invest using two primary styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular even will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior

FOURTEEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (CONTINUED)

c.	Valuation of Investments (continued)

and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(d)	This category includes Adviser Funds that are registered investment companies or managers that invest in publicly-traded energy companies; and private partnerships that make direct investments in private or (sometimes) smaller publicly-traded energy companies. Other Adviser Funds in this category may invest in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Adviser Funds may include private funds invested in long/short equities, CTA’s trading contracts on agricultural commodities and private partnerships with private investments in their portfolios. The estimated remaining life of the investments in this asset class is greater than six years.
(e)	This category includes private equity funds that invest primarily in companies in need of capital. These Adviser Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Adviser Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. Less than a quarter of the investments in this asset class have an estimated remaining life of less than three years; the majority of the remaining investments in this asset class have an estimated remaining life of greater than six years.

(f)	This category includes Adviser Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. Less than a fifth of the investments in this asset class have an estimated remaining life of between three and six years; the remaining investments in this asset class have an estimated remaining life of greater than six years.

d.	Derivatives and Hedging
Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. As of and for the six months ended September 30, 2010, the Master Fund had not entered into any derivative instruments.

e. Investment Income
Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Investments in short-term investments, mutual funds, and ETF’s are recorded on trade date basis. Investments in Adviser Funds are recorded on subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses on Adviser Fund redemptions are determined on identified cost basis.

The Adviser Funds generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities. Disbursements received from Adviser Funds are accounted for as a reduction to cost.

f. Master Fund Expenses
The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

g. Income Taxes
The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

FIFTEEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (CONTINUED)

g.	Income Taxes (continued)

The Master Fund has reviewed any potential tax positions as of September 30, 2010 and has determined that it does not have a liability for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. For the years ended December 31, 2006 through December 31, 2009 the Master Fund is open to examination by U.S. federal tax authorities and state tax authorities. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

h. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Partner’s Capital from operations during the reporting period. Actual results could differ from those estimates.

3.	Allocation of Partners’ Capital
Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.	Repurchase of Partners’ Interests
The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager generally recommends to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. The Master Fund will not offer repurchases of interests of more than 20% its net asset value in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.	Management Fees, Performance Allocation, and Related Party Transactions
The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for such services, the Master Fund pays the Investment Manager a management fee equal to 1.00% on an annualized basis of the aggregate value

SIXTEEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

5.	Management Fees, Performance Allocation, and Related Party Transactions (CONTINUED)

of its partners’ capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

The General Partner is allocated a performance allocation (calculated and accrued monthly and payable annually) equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Funds at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the last calendar year (“the Performance Allocation”). The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered.

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Master Fund’s private placement agent. HCD receives a distribution fee from the Investment Manager equal to 0.10% on an annualized basis of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an annual retainer of $30,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.	Accounting, Administration, and Custodial Agreement
In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) an administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For the six months ended September 30, 2010, the total accounting and administration fees were $539,998.

UMB Bank, n.a. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund, except for collateral held for the Master Fund’s credit facility, as described below in Note 8.

7.	Investment Transactions
Total purchases of Adviser Funds for the period ended September 30, 2010 amounted to $187,013,095. Total proceeds from redemptions of Adviser Funds for the period ended September 30, 2010 amounted to $121,290,376. The cost of investments in Adviser Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2010.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

SEVENTEEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

8.	Credit Facility
The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $120,000,000 which is secured by certain interests in Adviser Funds. A fee of 115 basis points per annum is payable monthly in arrears on the unused portion of the facility, while the interest rate charged on borrowings is the London Interbank Offer Rate plus a spread of 200 basis points. Collateral for the new facility is held by U.S. Bank N.A. as custodian. Interest and fees incurred for the period ended September 30, 2010 are disclosed in the accompanying Statement of Operations. At September 30, 2010, the Master Fund had $192,934 payable on the unused portion of Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under all facilities for the period ended September 30, 2010 was 2.43%, $1,093,750, and $35,000,000, respectively.

9.	Indemnification
In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Commitments
As of September 30, 2010, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $407,306,000. Five Adviser Funds in the Private Equity Investment Strategy have commitments denominated in Euros, three Adviser Funds have commitments denominated in Pound Sterling, and three Adviser Funds have commitments denominated in Japanese Yen. At September 30, 2010, the unfunded commitments for these Adviser Funds totaled 13,568,678 EUR, 9,772,843 GBP and 786,507,451 JPY, respectively. At September 30, 2010, the exchange rate used for the conversion was 1.363 USD/EUR, 1.5712 USD/GBP and 83.4934 JPY/USD. The U.S. Dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

11. Risk Factors
An investment in the Master Fund involves significant risks, including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the Adviser Fund.

Adviser Funds generally require the Investment Manager to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Adviser Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and

EIGHTEEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Notes to Financial Statements

For the six months ended September 30, 2010 (Unaudited) (continued)

11. Risk Factors (CONTINUED)

should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

12. Financial Highlights
The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the
	Period Ended
	September 30, 2010	For the Year Ended March 31,
	(Unaudited)	2010	2009	2008	2007	2006

Total return	0.18%	16.24%	-20.45%	3.74%	9.31%	13.79%
Partners’ capital, end of period (000’s)	$1,428,929	$1,411,169	$1,149,124	$1,050,585	$432,120	$213,521
Portfolio turnover	7.40%	23.12%	22.57%	9.54%	14.03%	19.35%
Annualized ratios:
Net investment loss	(0.17)%	(0.84)%	(0.90)%	(0.72)%	(0.96)%	(1.23)%
Total operating expenses	1.30%	1.29%	1.25%	1.32%	1.39%	1.52%

13. Subsequent Events
Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following: effective October 1, 2010 and November 1, 2010, there were additional capital contributions of $44,234,426 and $19,715,382, respectively.

The Investment Manager recommended to the Board that a tender offer in an amount of up to $144,000,000 be made for the quarter ending December 31, 2010 to those partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of the tender offer’s expiration date of October 25, 2010 totaling approximately $91,800,000.

NINETEEN

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, as of September 30, 2010, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

			Principal Occupation(s)
			During Past 5 years	Number of
	Position(s)		and Other	Portfolios in
Name &	Held with the	Length of	Directorships	Fund Complex
Date of Birth	Master Fund	Time Served	Held by Director	Overseen by Director

INTERESTED DIRECTOR

David B. Perkins* July 18, 1962	President and Chairman of the Board of Directors of Master Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15

INDEPENDENT DIRECTORS

H. Alexander Holmes May 4, 1942	Director; Audit Committee Member of Master Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15

Steve E. Moss February 18, 1953	Director; Audit Committee Member of Master Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15

Gregory S. Sellers May 5, 1959	Director; Audit Committee Member of Master Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15

Daniel K. Wilson June 22, 1948	Director; Audit Committee Member of Master Fund	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*	Mr. Perkins is deemed to be an “interested” Director of the Master Fund because of his affiliations with the Investment Manager.

TWENTY

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, age, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2010, of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Principal
Occupation(s)
			During Past 5 Years	Number of
	Position(s)		and Other	Portfolios in
Name &	Held with the	Length of	Directorships	Fund Complex
Date of Birth	Master Fund	Time Served	Held by Officer	Overseen by Officer

OFFICERS

J. Michael Fields July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008	Prior to becoming Secretary of each of the funds in the Fund Complex, Mr. Fields was Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.	N/A

Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.	N/A

Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.	N/A

TWENTY-ONE

hatteras master fund, l.p.
(a Delaware Limited Partnership)

Other Information

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the period ended June 30, 2010 is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-TWO

Hatteras Multi-Strategy Funds
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

Investment Advisor And Fund Servicing Agent
Hatteras Investment Partners, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1700 Market Street, 25th Floor
Philadelphia, PA 19103

Fund Counsel
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996

Administrator And Fund Accountant
J.D. Clark & Company
1400 North Providence Road, Suite 200
Media, PA 19063-2043

Custodian
UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

Distributor
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Tel 866.388.6292 Fax 919.846.3433	www.hatterasfunds.com

ITEM 2. CODE OF ETHICS.
Not applicable to semi-annual reports.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to semi-annual reports.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to semi-annual reports.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to semi-annual reports.
ITEM 6. SCHEDULE OF INVESTMENTS.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act), following the filing of its last report on Form N-CSR and before filing of the current report.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to semi-annual reports.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to semi-annual reports.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS MULTI-STRATEGY INSTITUTIONAL FUND, L.P.

By (Signature and Title)*	/s/ David B. Perkins David B. Perkins, President (principal executive officer)
Date DECEMBER 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins David B. Perkins, President (principal executive officer)
Date DECEMBER 9, 2010

By (Signature and Title)*	/s/ R. Lance Baker R. Lance Baker, Treasurer (principal financial officer)
Date DECEMBER 9, 2010

*	Print the name and title of each signing officer under his or her signature.